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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Edward E. Sammons, Jr.             President                     (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                              /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      Chicago, IL               November 7, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
                                         --------------

Form 13F Information Table Entry Total:  30
                                         --------------

Form 13F Information Table Value Total: $145,791
                                         --------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES     COMMON        002824100     3,830         90,000            X                         X
AMERICAN EXPRESS        COMMON        025816109     5,858        130,000            X                         X
ANHEUSER-BUSCH COS.     COMMON        035229103     3,947         80,000            X                         X
AUTOMATIC DATA
  PROCESSING            COMMON        053015103     5,557        155,000            X                         X
BERKSHIRE  HATHAWAY     CLASS A       084670108     7,500          100              X                         X
CINTAS CORP.            COMMON        172908105     4,071        110,000            X                         X
COCA-COLA COMPANY       COMMON        191216100     6,659        155,000            X                         X
EXXON MOBIL             COMMON        30231G102     5,490        150,000            X                         X
FIRST DATA              COMMON        319963104     3,596         90,000            X                         X
FREDDIE MAC             COMMON        313400301     4,450         85,000            X                         X
GANNETT CO. INC.        COMMON        364730101     5,429         70,000            X                         X
GENERAL DYNAMICS        COMMON        369550108     5,074         65,000            X                         X
GENERAL ELECTRIC        COMMON        369604103     5,366        180,000            X                         X
GILLETTE CO.            COMMON        375766102     3,678        115,000            X                         X
HARLEY-DAVIDSON         COMMON        412822108     5,302        110,000            X                         X
HOME DEPOT              COMMON        437076102     4,459        140,000            X                         X
ILLINOIS TOOL WORKS     COMMON        452308109     4,638         70,000            X                         X
JOHNSON & JOHNSON       COMMON        478160104     5,695        115,000            X                         X
MERCK & CO.             COMMON        589331107     3,797         75,000            X                         X

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.         COMMON        594918104     5,004        180,000            X                         X
OMNICOM GROUP INC.      COMMON        681919106     5,030         70,000            X                         X
PFIZER                  COMMON        717081103     5,317        175,000            X                         X
PITNEY BOWES INC.       COMMON        724479100     2,874         75,000            X                         X
PROCTER & GAMBLE        COMMON        742718109     5,569         60,000            X                         X
STATE STREET CORP.      COMMON        857477103     5,400        120,000            X                         X
SYSCO CORPORATION       COMMON        871829107     5,659        173,000            X                         X
WAL-MART STORES         COMMON        931142103     6,311        113,000            X                         X
WASHINGTON MUTUAL       COMMON        939322103     1,378         35,000            X                         X
WENDY'S INTERNATIONAL   COMMON        950590109     3,876        120,000            X                         X
WRIGLEY WM. JR. CO.     COMMON        982526105     4,977         90,000            X                         X
         TOTAL                                    145,791